Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments
2021 (remainder of year)	$11,962
2022	143,541
2023	143,541
2024	143,541
2025	143,541
2026	143,541
2027	134,409
Total lease payments	$864,076